Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended														12 Months Ended	24 Months Ended		25 Months Ended	12 Months Ended	24 Months Ended		25 Months Ended	12 Months Ended	24 Months Ended		25 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Cosco Bulk Carrier Co. Ltd	Dec. 31, 2012 Cosco Bulk Carrier Co. Ltd	Dec. 31, 2011 Cosco Bulk Carrier Co. Ltd	Dec. 31, 2013 Hanjin Shipping Co. Ltd	Dec. 31, 2013 Navios Corporation	Dec. 31, 2013 Samsun Logix	Dec. 31, 2012 Samsun Logix	Dec. 31, 2011 Samsun Logix	Dec. 31, 2012 Mitsui O.S.K. Lines Ltd.	Dec. 31, 2011 Mitsui O.S.K. Lines Ltd.	Dec. 31, 2013 Retention and pledged accounts	Jan. 31, 2009 Navios Hope Gross lump sum	Feb. 28, 2009 Navios Hope Lump sum net of expenses	Dec. 31, 2013 Guarantee claim	Dec. 31, 2013 Panamax Vessels	Dec. 31, 2015 Panamax Vessels	Nov. 16, 2011 Panamax Vessels	Dec. 31, 2013 Panamax Vessels	Dec. 31, 2013 Capesize Vessels	Dec. 31, 2015 Capesize Vessels	Nov. 16, 2011 Capesize Vessels	Dec. 31, 2013 Capesize Vessels	Dec. 31, 2013 Ultra-Handymax Vessels	Dec. 31, 2015 Ultra-Handymax Vessels	Nov. 16, 2011 Ultra-Handymax Vessels	Dec. 31, 2013 Ultra-Handymax Vessels	Dec. 31, 2013 Drybulk	Dec. 31, 2013 Container vessels	Dec. 31, 2015 Post-Panamax container vessels	Dec. 31, 2013 Maintenance and replacement	Dec. 31, 2012 Maintenance and replacement	Dec. 31, 2011 Maintenance and replacement	Dec. 31, 2013 Unamortized amount	Dec. 31, 2012 Unamortized amount	Dec. 31, 2013 Current and long term portion
Property Plant And Equipment [Line Items]
Restricted cash	$ 1,177	$ 29,529													$ 346			$ 831
Long term restricted cash	33,429	0
Allowance for doubtful accounts receivable current	613	458	49	49
Depreciation method	straight line
Scrap value per light weight ton	$ 340	$ 285
Vessel useful life																															25 years	30 years
Interval between vessel drydockings/ special surveys	Every 30 or 60 months
Daily management fee																			$4.55/day	$4.10/day	$4.4/day	$4.55/day	$5.65/day	$5.10/day	$5.5/day	$5.65/day	$4.65/day	$4.00/day	$4.5/day	$4.65/day			$6.50/day
Annual growth factor of management fees	3.00%
Utilization rate of fleet	98.60%
Amortization of deferred financing cost	4,035	787	530
Foreign currency translation	(13)	(1)	(4)
Deferred voyage revenue	2,997	9,112														30,443	29,589																				0	4,230	0
Customer revenue percentage					23.40%	22.80%	22.20%	11.30%	10.40%	10.20%	13.00%	13.20%	16.00%	18.50%
Capital expenditures																																		$ 14,593	$ 18,869	$ 18,569
Distribution Policy Members Or Limited Partners Description	As per the Partnership Agreement, within 45 days following the end of each quarter, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.